Fair Value Measurements - Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Corporate notes	$ 515	$ 499	$ 479
Derivatives	78	122	112
Derivatives	(67)	(58)	(141)
Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	2,101	1,514	1,797
Commercial paper	251	291	256
Corporate notes	247	183	195
U.S. and local government agencies	17	25	47
Other equity investments	57	44	10
Derivatives	78	122	112
Total assets	2,751	2,179	2,417
Derivatives	(67)	(58)	(141)
Other	(17)
Total liabilities	(84)	(58)	(141)
Fair Value, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	2,101	1,514	1,797
Other equity investments	57	44	10
Total assets	2,158	1,558	1,807
Fair Value, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial paper	251	291	256
Corporate notes	247	183	195
U.S. and local government agencies	17	25	47
Derivatives	78	122	112
Total assets	593	621	610
Derivatives	(67)	(58)	(141)
Other	(17)
Total liabilities	$ (84)	$ (58)	$ (141)